Commitments and contingencies - Schedule of undrawn commitment (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about borrowings [line items]
Balance of executed borrowed commitment line	¥ 2,758	¥ 751
Monex Finance Corporation and JSF Trust and Banking Co., Ltd
Disclosure of detailed information about borrowings [line items]
Total amount of commitment line borrowing		8,900
Balance of executed borrowed commitment line		751
Balance of undrawn commitment line		¥ 8,149
Monex Finance Corporation, JSF Trust and Banking Co., Ltd. and Aozora Bank, Ltd.
Disclosure of detailed information about borrowings [line items]
Total amount of commitment line borrowing	11,054
Balance of executed borrowed commitment line	2,524
Balance of undrawn commitment line	¥ 8,530